Operating Lease (Details) - Schedule of operating lease related assets and liabilities - Property Available for Operating Lease [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Lease (Details) - Schedule of operating lease related assets and liabilities [Line Items]
Rights of use lease assets	$ 624,959	$ 1,165,172
Operating lease liabilities, current	204,244	263,023
Operating lease liabilities, noncurrent	264,540	827,086
Total operating lease liabilities	$ 468,784	$ 1,090,109